Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000012453
Shareholder Report [Line Items]
Fund Name	Payson Total Return Fund
Trading Symbol	PBFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Payson Total Return Fund (the "Fund") for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Payson Total Return Fund (the "Fund") for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.hmpayson.com/what-we-do/investment-management/total-return-fund/. You can also request this information by contacting us at (800) 805-8258.

Additional Information Phone Number	(800) 805-8258
Additional Information Website	www.hmpayson.com/what-we-do/investment-management/total-return-fund/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Payson Total Return Fund	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended March 31, 2026, the Fund outperformed the S&P 500 Index (the "Index"), returning 25.82% versus 17.80%, respectively.

Both allocation and stock selection decisions contributed to performance. With respect to sectors, the Fund’s allocation to, and stock selection in, the Technology, Industrials, and Communication Services sectors contributed most to performance. The portfolio also benefited from not holding any stocks in the Consumer Staples and Real Estate sectors, which underperformed. At a stock level, the portfolio benefited from holding positions in companies positioned to benefit from spending on artificial intelligence, such as Lam Research Corp., Broadcom, Inc., Alphabet, Inc. and ASML Holding NV. As it has in the past, the team continues to assess these positions and remains committed to the same philosophy and investment approach that has driven the Fund over the long term--constructing and maintaining a portfolio of attractively valued companies that, collectively, have superior characteristics to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Payson Total Return Fund	S&P 500® Index
3/31/16	$10,000	$10,000
6/30/16	$10,053	$10,246
9/30/16	$10,659	$10,640
12/31/16	$10,958	$11,047
3/31/17	$11,741	$11,717
6/30/17	$11,985	$12,079
9/30/17	$12,696	$12,620
12/31/17	$13,337	$13,459
3/31/18	$13,548	$13,357
6/30/18	$13,950	$13,815
9/30/18	$15,142	$14,881
12/31/18	$13,098	$12,869
3/31/19	$14,880	$14,625
6/30/19	$15,391	$15,255
9/30/19	$15,600	$15,514
12/31/19	$17,247	$16,921
3/31/20	$14,065	$13,605
6/30/20	$17,420	$16,399
9/30/20	$18,840	$17,864
12/31/20	$20,784	$20,034
3/31/21	$22,696	$21,271
6/30/21	$24,264	$23,089
9/30/21	$24,238	$23,224
12/31/21	$27,216	$25,785
3/31/22	$26,061	$24,599
6/30/22	$22,475	$20,638
9/30/22	$21,291	$19,631
12/31/22	$23,239	$21,115
3/31/23	$24,025	$22,698
6/30/23	$26,140	$24,682
9/30/23	$25,937	$23,874
12/31/23	$28,609	$26,665
3/31/24	$31,992	$29,480
6/30/24	$32,982	$30,743
9/30/24	$33,927	$32,553
12/31/24	$34,787	$33,337
3/31/25	$32,461	$31,913
6/30/25	$36,781	$35,405
9/30/25	$40,598	$38,281
12/31/25	$42,156	$39,298
3/31/26	$40,844	$37,594

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Payson Total Return Fund	25.82%	12.47%	15.11%
S&P 500® Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 283,850,241
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,867,991
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$283,850,241
# of Portfolio Holdings	29
Portfolio Turnover Rate	31%
Investment Advisory Fees Paid	$1,867,991

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Energy	3.3%
Health Care	8.3%
Financials	9.1%
Consumer Discretionary	10.0%
Industrials	13.5%
Information Technology	52.7%
Exchange Traded Fund	3.1%

Asset Class Weightings

(% total investments)

Table Summary
Value	Value
Common Stock	96.9%
Exchange Traded Fund	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	8.5%
Microsoft Corp.	7.8%
Apple, Inc.	7.7%
Broadcom, Inc.	6.1%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	4.6%
JPMorgan Chase & Co.	4.3%
ASML Holding NV	3.4%
AbbVie, Inc.	3.3%